General - Basis of Presentation - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Millions			3 Months Ended		6 Months Ended			8 Months Ended
	Jul. 01, 2024	Jun. 18, 2024 $ / shares	Jun. 30, 2024 USD ($) park $ / shares shares	Jul. 02, 2023 USD ($) $ / shares shares	Sep. 30, 2024	Jun. 30, 2024 USD ($) park reporting_unit $ / shares shares	Jul. 02, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) park $ / shares	Dec. 31, 2023 USD ($) $ / shares
Accounting Policies [Line Items]
Number of parks owned or operated | park			27			27		27
Common stock, par value (in dollars per share) | $ / shares			$ 0.025	$ 0.025		$ 0.025	$ 0.025	$ 0.025	$ 0.025
Special dividend declared (in dollars per share) | $ / shares		$ 1.53
Special dividend declared, component one (in dollars per share) | $ / shares		$ 1.00
Valuation allowance | $			$ 95.3	$ 98.1		$ 95.3	$ 98.1	$ 95.3	$ 93.6
Number of reporting units | reporting_unit						1
Antidilutive stock options excluded from computation of diluted shares outstanding (in shares) | shares			1,094	1,578		1,052	1,550
Allowance for doubtful accounts | $			$ 11.6	$ 9.3		$ 11.6	$ 9.3	$ 11.6	$ 4.2
Subsequent Event
Accounting Policies [Line Items]
Merger exchange ratio	0.5800
Termination period for converted awards subject to vesting protection	24 months
Cedar Fair, L.P.
Accounting Policies [Line Items]
Special dividend declared (in dollars per share) | $ / shares								$ 0.90
Minimum | Forecast
Accounting Policies [Line Items]
Percentage of park attendance and revenues typically occurring in second and third calendar quarters					70.00%
Maximum | Forecast
Accounting Policies [Line Items]
Percentage of park attendance and revenues typically occurring in second and third calendar quarters					75.00%
United States
Accounting Policies [Line Items]
Number of parks owned or operated | park			24			24		24
Mexico
Accounting Policies [Line Items]
Number of parks owned or operated | park			2			2		2
Canada
Accounting Policies [Line Items]
Number of parks owned or operated | park			1			1		1